Stock-based Compensation Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Shares Available for Future Grant
Shares Available for Future Grant
—Shares available for future grant under the Company’s 2014 Plan as of December 31, 2020 and 2019, consist of the following:

	2020	2019
Shares Available for future grant	5,993,465	7,855,010

Summary of Stock Option Activity
A summary of options outstanding under the Plan as of June 30, 2021 and changes during the six months ended June 30, 2021 is presented below:

	Options Outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic values ($‘000s)
Balances as of December 31, 2020	3,891,768	$0.44	8.23	$4,333
Granted	987,500	$2.57
Exercised	(1,648,886)	$0.40
Forfeited	(200,499)	$0.68

Balances as of June 30, 2021	3,029,883	$1.14	8.81	$27,999

Options vested and exercisable-June 30, 2021	576,707	$0.42	7.45	$5,742

A summary of option activity under the Plan as of December 31, 2020 and 2019 and changes during the years ended December 31, 2020 and 2019 is presented below:

	Options Outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic values ($‘000s)
Balances as of December 31, 2018	2,238,598	$0.37	8.83	$332
Granted	17,500	$0.45
Exercised	(30,000)	$0.22
Forfeited	(121,875)	$0.45

Balances as of December 31, 2019	2,104,223	$0.37	7.82	$821
Granted	2,221,278	$0.49
Exercised	(74,000)	$0.09
Forfeited	(359,733)	$0.43

Balances as of December 31, 2020	3,891,768	$0.44	8.23	$4,333

Options vested and exercisable - December 31, 2019	1,424,380	$0.34	7.48	$604

Options vested and exercisable - December 31, 2020	1,918,067	$0.39	7.21	$2,215

Schedule of Share-based Payment Award, Stock Options, Valuation Assumption
In accordance with Accounting Standards Codification (ASC) 718, the fair value of each option grant has been estimated as of the date of grant using the Black-Scholes Merton option-pricing model based on the following weighted average assumptions:

	Six Months Ended June 30,
	2021	2020
Risk-free rate	1.01%	1.67%
Expected dividends	—	—
Expected term	6 years	6 years
Expected volatility	75%	68%

In accordance with ASC 718, the fair value of each option grant has been estimated as of the date of grant using the following weighted average assumptions:

	2020	2019
Risk-free rate	0.93%	2.63%
Expected dividends	—	—
Expected term	6 years	6 years
Expected volatility	71.06%	76.77%

Summary of Stock-based Compensation Expense	The following table presents the amount of stock-based compensation related to stock-based awards to employees on the Company’s Statements of Operations and Other Comprehensive Loss (in thousands):

	Six Months Ended June 30,
	2021	2020
Research and development	$141	$29
Sales and marketing	32	20
General and administrative	187	125

Total stock-based compensation	$360	$174

The following table presents the amount of stock-based compensation related to stock-based awards to employees on the Company’s statements of loss during the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019
Research and development	$79	$59
Sales and marketing	47	38
General and administrative	184	78

Total stock-based compensation	$310	$175